UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: _3/31/2009_________

Check here if Amendment: ||; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:

Address:



Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:
Title:
Phone:


Signature, Place, and Date of Signing:

Gina DiMento                      Boston, MA                    5/15/09
---------------------     ---------------------------      -------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-___________________________     _______________________________________
[Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      ______0_______

Form 13F Information Table Entry Total: ______50_______

Form 13F Information Table Value Total: $___880,309_________
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

_______   ___________________________   ________________________________

[Repeat as necessary.]

                                    FORM 13F

As of March 31, 2009
------------------------------------------------------------------------------------------------------------------
                                                                                              Item 5:
            Item 1:                 Item 2:        Item 3:          Item 4:                  Shares of
                                                                                  --------------------------------
        Name of Issuer           Title of Class     CUSIP         Fair Market       Principal        SHR/PRN/
                                                   Number           Value            Amount          PUT/CALL

------------------------------------------------------------------------------------------------------------------
Airtran Holdings, Inc.               Common      00949P108         54,974,920.00  12,082,400.00        SHR
------------------------------------------------------------------------------------------------------------------
Allegiant Travel Company             Common      01748X102        189,165,879.00   4,161,150.00        SHR
------------------------------------------------------------------------------------------------------------------
Ameristar Casinos Inc.               Common      03070Q101         22,896,153.52   1,820,044.00        SHR
------------------------------------------------------------------------------------------------------------------
ARM Holdings PLC                 Sponsored ADR   042068106         10,950,501.38   2,477,489.00        SHR
------------------------------------------------------------------------------------------------------------------
Asia Pacific Wire & Cable Ltd        Common      G0535E106            320,652.00     213,768.00        SHR
------------------------------------------------------------------------------------------------------------------
Bally Technologies Inc               Common      05874B107         18,878,658.00   1,024,900.00        SHR
------------------------------------------------------------------------------------------------------------------
BGC Partners, Inc.               Class A Common  05541T101         10,475,917.14   4,740,234.00        SHR
------------------------------------------------------------------------------------------------------------------
Blockbuster Inc.                 Class A Common  093679108            352,800.00     490,000.00        SHR
------------------------------------------------------------------------------------------------------------------
Blockbuster Inc.                 Class B Common  093679207            612,000.00   1,360,000.00        SHR
------------------------------------------------------------------------------------------------------------------
Boyd Gaming Corporation              Common      103304101          9,890,841.00   2,651,700.00        SHR
------------------------------------------------------------------------------------------------------------------
Delta Airlines Inc.                  Common      247361702         13,906,100.00   2,470,000.00        SHR
------------------------------------------------------------------------------------------------------------------
Dollar Thrifty Automotive            Common      256743105          1,449,061.56   1,249,191.00        SHR
------------------------------------------------------------------------------------------------------------------
Dover Downs Gaming & Ent             Common      260095104            171,984.47      56,021.00        SHR
------------------------------------------------------------------------------------------------------------------
Expedia Inc.                         Common      30212P105         40,142,162.44   4,420,943.00        SHR
------------------------------------------------------------------------------------------------------------------
First Marblehead Corp                Common      320771108            774,000.00     600,000.00        SHR
------------------------------------------------------------------------------------------------------------------
Full House Resorts Inc.              Common      359678109          1,020,915.94     865,183.00        SHR
------------------------------------------------------------------------------------------------------------------
Gastar Exploration Ltd               Common      367299104            678,184.38   1,255,897.00        SHR
------------------------------------------------------------------------------------------------------------------
Hawaiian Holdings Inc                Common      419879101         19,209,500.00   5,150,000.00        SHR
------------------------------------------------------------------------------------------------------------------
Hittite Microwave Corp               Common      43365Y104          5,456,536.80     174,889.00        SHR
------------------------------------------------------------------------------------------------------------------
Isle of Capri Casinos Inc.           Common      464592104          8,400,028.03   1,587,907.00        SHR
------------------------------------------------------------------------------------------------------------------
Lakes Entertainment Inc.             Common      51206P109            340,916.98     159,307.00        SHR
------------------------------------------------------------------------------------------------------------------
Majesco Holdings Inc.                Common      560690208            584,000.00     400,000.00        SHR
------------------------------------------------------------------------------------------------------------------
Marchex Inc.                     Class B Common  56624R108            494,799.28     143,837.00        SHR
------------------------------------------------------------------------------------------------------------------
Mosys Inc                            Common      619718109            944,580.00     519,000.00        SHR
------------------------------------------------------------------------------------------------------------------
MTR Gaming Group Inc.                Common      553769100          1,221,579.00   1,357,310.00        SHR
------------------------------------------------------------------------------------------------------------------
Multimedia Games Inc.                Common      625453105          5,375,000.00   2,500,000.00        SHR
------------------------------------------------------------------------------------------------------------------
MYR Group Inc.                       Common      55405W104            541,085.25      35,481.00        SHR
------------------------------------------------------------------------------------------------------------------
Nintendo Co. LTD ADR                 Common      654445303          3,106,150.00      85,100.00        SHR
------------------------------------------------------------------------------------------------------------------
Odyssey Healthcare Inc.              Common      67611V101          7,983,565.60     823,048.00        SHR
------------------------------------------------------------------------------------------------------------------
Ohio Art Co                          Common      677143109            121,500.00      40,500.00        SHR
------------------------------------------------------------------------------------------------------------------
OpenTV Corporation               Class A Common  G67543101            101,925.00      67,500.00        SHR
------------------------------------------------------------------------------------------------------------------
Orbitz Worldwide, Inc.               Common      68557K109         21,238,162.68  16,463,692.00        SHR
------------------------------------------------------------------------------------------------------------------
Penn National Gaming                 Common      707569109         15,289,316.70     633,098.00        SHR
------------------------------------------------------------------------------------------------------------------
Pharmerica Corporation               Common      71714F104          8,163,234.56     490,579.00        SHR
------------------------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc.         Common      723456109         17,595,072.00   2,499,300.00        SHR
------------------------------------------------------------------------------------------------------------------
Plains Exploration &                 Common      726505100          1,070,741.12      62,144.00        SHR
Production Co
------------------------------------------------------------------------------------------------------------------
Pozen Inc.                           Common      73941U102         11,377,190.16   1,859,018.00        SHR
------------------------------------------------------------------------------------------------------------------
Priceline Inc.                       Common      741503403        121,253,921.88   1,539,146.00        SHR
------------------------------------------------------------------------------------------------------------------
PureCycle Corp                       Common      746228303          8,811,583.06   3,070,238.00        SHR
------------------------------------------------------------------------------------------------------------------
Realnetworks, Inc.                   Common      75605L104          6,301,466.36   2,704,492.00        SHR
------------------------------------------------------------------------------------------------------------------
Rubicon Technology Inc.              Common      78112T107          4,096,325.16     771,436.00        SHR
------------------------------------------------------------------------------------------------------------------
Sunpower Corp                    Class B Common  867652307          3,041,260.20     153,599.00        SHR
------------------------------------------------------------------------------------------------------------------
Terra Nova Financial Group,          Common      88102L204          2,505,460.00   2,947,600.00        SHR
Inc.
------------------------------------------------------------------------------------------------------------------
Tivo Inc.                            Common      888706108         19,285,376.00   2,739,400.00        SHR
------------------------------------------------------------------------------------------------------------------
Tucows Inc.                          Common      898697107            162,139.84     506,687.00        SHR
------------------------------------------------------------------------------------------------------------------
UnitedHealth Group, Inc.             Common      91324P102        127,673,000.00   6,100,000.00        SHR
------------------------------------------------------------------------------------------------------------------
Universal Health Services Inc.   Class B Common  913903100         62,072,460.00   1,619,000.00        SHR
------------------------------------------------------------------------------------------------------------------
Web.com Group Inc.                   Common      94733A104          3,229,364.00     972,700.00        SHR
------------------------------------------------------------------------------------------------------------------
Webzen Inc.                        Common ADR    94846M102            495,650.15     267,919.00        SHR
------------------------------------------------------------------------------------------------------------------
Wellcare Health Plans, Inc.          Common      94946T106         16,106,118.75   1,431,655.00        SHR
------------------------------------------------------------------------------------------------------------------
            Total Long Equities                                   880,309,739.39
                                                              ------------------


                                                                                               -------------------------------------
                                                                                                           (SEC USE ONLY)
As of March 31, 2009           Name of Reporting manager: PAR CAPITAL MANAGEMENT, INC.
------------------------------------------------------------------------------------------------------------------------------------
                                             Item 6:                                                            Item 8
                                     Investment Discretion                                            Voting Authority (Shares)
                               ------------------------------------                            -------------------------------------
            Item 1:            (a) Sole    (b) Shared-                        Item 7:          (a) Sole      (b) Shared     (c) None
        Name of Issuer                     As Defined    (c) Shared-          Managers
                                           in Instr. V     Other            See Instr. V
------------------------------------------------------------------------------------------------------------------------------------
Airtran Holdings, Inc.             X                                                              12082400
------------------------------------------------------------------------------------------------------------------------------------
Allegiant Travel Company           X                                                               4161150
------------------------------------------------------------------------------------------------------------------------------------
Ameristar Casinos Inc.             X                                                               1820044
------------------------------------------------------------------------------------------------------------------------------------
ARM Holdings PLC                   X                                                               2477489
------------------------------------------------------------------------------------------------------------------------------------
Asia Pacific Wire & Cable Ltd      X                                                                213768
------------------------------------------------------------------------------------------------------------------------------------
Bally Technologies Inc             X                                                               1024900
------------------------------------------------------------------------------------------------------------------------------------
BGC Partners, Inc.                 X                                                               4740234
------------------------------------------------------------------------------------------------------------------------------------
Blockbuster Inc.                   X                                                                490000
------------------------------------------------------------------------------------------------------------------------------------
Blockbuster Inc.                   X                                                               1360000
------------------------------------------------------------------------------------------------------------------------------------
Boyd Gaming Corporation            X                                                               2651700
------------------------------------------------------------------------------------------------------------------------------------
Delta Airlines Inc.                X                                                               2470000
------------------------------------------------------------------------------------------------------------------------------------
Dollar Thrifty Automotive          X                                                               1249191
------------------------------------------------------------------------------------------------------------------------------------
Dover Downs Gaming & Ent           X                                                                 56021
------------------------------------------------------------------------------------------------------------------------------------
Expedia Inc.                       X                                                               4420943
------------------------------------------------------------------------------------------------------------------------------------
First Marblehead Corp              X                                                                600000
------------------------------------------------------------------------------------------------------------------------------------
Full House Resorts Inc.            X                                                                865183
------------------------------------------------------------------------------------------------------------------------------------
Gastar Exploration Ltd             X                                                               1255897
------------------------------------------------------------------------------------------------------------------------------------
Hawaiian Holdings Inc              X                                                               5150000
------------------------------------------------------------------------------------------------------------------------------------
Hittite Microwave Corp             X                                                                174889
------------------------------------------------------------------------------------------------------------------------------------
Isle of Capri Casinos Inc.         X                                                               1587907
------------------------------------------------------------------------------------------------------------------------------------
Lakes Entertainment Inc.           X                                                                159307
------------------------------------------------------------------------------------------------------------------------------------
Majesco Holdings Inc.              X                                                                400000
------------------------------------------------------------------------------------------------------------------------------------
Marchex Inc.                       X                                                                143837
------------------------------------------------------------------------------------------------------------------------------------
Mosys Inc                          X                                                                519000
------------------------------------------------------------------------------------------------------------------------------------
MTR Gaming Group Inc.              X                                                               1357310
------------------------------------------------------------------------------------------------------------------------------------
Multimedia Games Inc.              X                                                               2500000
------------------------------------------------------------------------------------------------------------------------------------
MYR Group Inc.                     X                                                                 35481
------------------------------------------------------------------------------------------------------------------------------------
Nintendo Co. LTD ADR               X                                                                 85100
------------------------------------------------------------------------------------------------------------------------------------
Odyssey Healthcare Inc.            X                                                                823048
------------------------------------------------------------------------------------------------------------------------------------
Ohio Art Co                        X                                                                 40500
------------------------------------------------------------------------------------------------------------------------------------
OpenTV Corporation                 X                                                                 67500
------------------------------------------------------------------------------------------------------------------------------------
Orbitz Worldwide, Inc.             X                                                              16463692
------------------------------------------------------------------------------------------------------------------------------------
Penn National Gaming               X                                                                633098
------------------------------------------------------------------------------------------------------------------------------------
Pharmerica Corporation             X                                                                490579
------------------------------------------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc.       X                                                               2499300
------------------------------------------------------------------------------------------------------------------------------------
Plains Exploration &               X                                                                 62144
Production Co
------------------------------------------------------------------------------------------------------------------------------------
Pozen Inc.                         X                                                               1859018
------------------------------------------------------------------------------------------------------------------------------------
Priceline Inc.                     X                                                               1539146
------------------------------------------------------------------------------------------------------------------------------------
PureCycle Corp                     X                                                               3070238
------------------------------------------------------------------------------------------------------------------------------------
Realnetworks, Inc.                 X                                                               2704492
------------------------------------------------------------------------------------------------------------------------------------
Rubicon Technology Inc.            X                                                                771436
------------------------------------------------------------------------------------------------------------------------------------
Sunpower Corp                      X                                                                153599
------------------------------------------------------------------------------------------------------------------------------------
Terra Nova Financial Group,        X                                                               2947600
Inc.
------------------------------------------------------------------------------------------------------------------------------------
Tivo Inc.                          X                                                               2739400
------------------------------------------------------------------------------------------------------------------------------------
Tucows Inc.                        X                                                                506687
------------------------------------------------------------------------------------------------------------------------------------
UnitedHealth Group, Inc.           X                                                               6100000
------------------------------------------------------------------------------------------------------------------------------------
Universal Health Services Inc.     X                                                               1619000
------------------------------------------------------------------------------------------------------------------------------------
Web.com Group Inc.                 X                                                                972700
------------------------------------------------------------------------------------------------------------------------------------
Webzen Inc.                        X                                                                267919
------------------------------------------------------------------------------------------------------------------------------------
Wellcare Health Plans, Inc.        X                                                               1431655
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        Total Long Equities